Gabelli Commercial Aerospace & Defense ETF
Schedule of Investments — March 31, 2024 (Unaudited)
Shares Market Value
COMMON STOCKS – 100 .0%
Aerospace and Defense – 71 .2%
2,527
Cadre Holdings Inc. ................................
$ 91,477
1,370
Crane Co. ................................................
185,128

Elbit Systems Ltd. ...................................
42,046

General Dynamics Corp. ........................
98,872
1,000
General Electric Co. ................................
175,530
900
HEICO Corp. ...........................................
171,900
2,230
Hexcel Corp. ...........................................
162,456
2,380
Howmet Aerospace Inc. ..........................
162,863
2,800
Kratos Defense & Security Solutions
Inc.† ....................................................
51,464
780
L3Harris Technologies Inc. ......................
166,218
1,080
Leidos Holdings Inc. ...............................
141,577
2,500
Leonardo DRS Inc.† ...............................
55,225
500
Lockheed Martin Corp. ...........................
227,435
5,000
Mercury Systems Inc.† ...........................
147,500
2,369
Mynaric Agnamens Aktien O N, ADR† ...
11,348

Northrop Grumman Corp. .......................
191,464
3,800
Park Aerospace Corp. ............................
63,194
10,473
Redwire Corp.† .......................................
45,976
2,000
RTX Corp. ...............................................
195,060
10,400
Spirit AeroSystems Holdings Inc., Cl. A†
375,128
17,320
Terran Orbital Corp.† ..............................
22,689
2,130
Textron Inc. .............................................
204,331
1,900
The Boeing Co.† .....................................
366,681
7,300
Triumph Group Inc.† ...............................
109,792
3,465,354
Aviation: Parts and Services – 28 .8%

AAR Corp.† ............................................
38,317
1,400
Albany International Corp., Cl. A ............
130,914
2,200
Astronics Corp.† .....................................
41,888

Curtiss-Wright Corp. ...............................
202,193
4,980
Ducommun Inc.† ....................................
255,474
1,200
Honeywell International Inc. ....................
246,300
1,850
Moog Inc., Cl. A ......................................
295,352
1,220
Woodward Inc. ........................................
188,026
1,398,464
TOTAL INVESTMENTS — 100.0%
(cost $4,058,675) ....................................
$ 4,863,818
† Non-income producing security.
ADR    American Depositary Receipt